High Yield Bond Core Fund
Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—98.4%
	Aerospace/Defense—1.4%
$ 8,400,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 8,634,108
4,800,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	4,894,104
1,600,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	1,497,976
7,750,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	7,701,524
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	2,992,118
	TOTAL	25,719,830
	Airlines—0.2%
3,050,000	American Airlines, Inc./Advantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	3,077,160
1,400,000	American Airlines, Inc./Advantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	1,396,675
	TOTAL	4,473,835
	Automotive—5.6%
8,500,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	8,104,367
2,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	2,274,750
625,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	572,813
1,850,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	1,658,100
10,050,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	8,750,736
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	600,000
6,575,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,433,835
6,850,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	6,461,536
1,625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,622,075
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,957,380
5,075,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	5,116,260
1,675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	1,687,278
5,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	5,491,965
2,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,578,580
4,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	4,793,784
2,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,553,109
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,579,152
6,275,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	6,387,417
495,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	510,003
17,150,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	17,816,277
13,625,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	12,441,124
5,200,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	5,103,176
	TOTAL	104,493,717
	Building Materials—3.6%
4,400,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	4,111,910
3,050,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	2,835,860
10,825,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	9,250,937
8,775,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	7,914,523
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,963,865
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,870,394
1,950,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,824,274
7,175,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	6,651,046
3,475,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	3,209,910
2,875,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	2,519,952

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 2,850,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	$ 2,614,020
650,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	622,713
8,150,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	8,094,091
6,000,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	5,692,770
3,650,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	3,590,450
		TOTAL	65,766,715
		Cable Satellite—8.1%
2,550,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,590,214
6,425,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	5,885,942
1,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,300,819
6,050,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	5,498,210
1,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,457,250
9,350,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	8,788,977
4,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	3,730,725
2,925,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	2,813,835
2,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,627,237
1,650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	1,652,896
2,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,729,759
5,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	5,071,634
6,800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	6,104,326
8,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	6,994,544
2,275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,910,318
4,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,021,913
6,250,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	5,573,281
1,925,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,944,000
4,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	4,306,575
3,450,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	3,398,509
1,650,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	1,564,406
4,275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	4,055,372
2,150,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	2,138,702
5,900,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	5,032,110
5,075,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	4,881,668
2,650,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
2,475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
1,975,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
1,100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	1,041,483
8,175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	7,452,943
600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	570,813
4,850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	4,547,845
2,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	2,059,020
9,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	9,165,000
10,350,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	9,731,898
2,225,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	2,104,628
2,975,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	2,957,462
2,075,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	1,900,513
3,900,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	3,681,581
1,225,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,147,243
1,525,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,422,009
7,500,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	7,559,850
		TOTAL	150,415,510

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—3.5%
$ 3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	$ 3,146,715
4,325,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	4,282,161
2,675,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	2,711,995
6,525,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	6,104,594
3,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,541,290
8,250,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	7,409,077
7,375,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	7,782,100
10,000,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	9,812,150
3,700,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	3,367,740
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	5,033,271
6,200,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	5,292,847
1,325,000	SPCM SA, 144A, 3.125%, 3/15/2027	1,221,822
1,100,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	967,918
4,550,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	4,266,080
	TOTAL	64,939,760
	Construction Machinery—0.7%
6,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	6,125,311
2,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,008,648
2,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	2,135,490
2,425,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,289,394
950,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	983,687
	TOTAL	13,542,530
	Consumer Cyclical Services—2.5%
1,600,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	1,621,120
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,007,800
10,850,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	11,227,580
7,475,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,729,144
3,575,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	3,597,487
11,778,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	12,092,473
5,925,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	4,840,251
	TOTAL	46,115,855
	Consumer Products—1.6%
11,175,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	10,547,524
7,250,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	6,520,722
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,335,972
1,200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	1,195,938
6,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	5,588,325
3,550,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	3,231,317
1,425,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	1,413,614
	TOTAL	29,833,412
	Diversified Manufacturing—0.9%
769,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	793,735
11,275,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	11,305,781
4,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	4,678,520
	TOTAL	16,778,036
	Finance Companies—2.0%
5,075,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	4,500,332
2,400,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	2,210,250
6,700,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	6,248,286
4,000,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	3,660,200

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 6,250,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	$ 5,665,781
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,997,109
5,775,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	5,611,481
4,625,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	4,130,588
2,275,000	United Wholesale Mortgage LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	2,115,750
	TOTAL	36,139,777
	Food & Beverage—2.2%
3,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	3,725,775
3,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	3,732,125
300,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	297,417
5,575,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	6,041,906
3,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	3,193,750
2,575,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	2,565,769
3,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	2,950,904
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	902,100
4,625,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	4,547,254
3,251,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,271,237
2,125,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	2,180,856
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,320,918
6,100,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	5,825,896
	TOTAL	40,555,907
	Gaming—4.7%
6,925,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	6,748,101
2,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	2,042,282
2,375,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	2,292,908
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	210,318
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,761,937
600,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	606,729
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,966,753
3,375,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	3,488,805
4,175,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	4,479,023
650,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 9/1/2026	654,033
1,600,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	1,697,000
1,325,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	1,304,337
1,525,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,538,672
2,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	2,354,890
1,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	1,033,355
4,525,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	4,180,602
13,500,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	13,431,960
500,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	516,510
3,050,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	2,733,715
500,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	496,433
1,250,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	1,202,200
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,750,600
4,725,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	4,975,425
3,800,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	3,988,651
4,525,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	4,711,656
7,950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	7,554,169
1,275,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	1,168,569

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 275,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	$ 271,358
2,425,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	2,418,695
1,675,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,673,945
	TOTAL	86,253,631
	Health Care—7.1%
500,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	494,219
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	301,875
3,975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	3,634,800
3,250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	3,024,759
4,100,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	3,820,851
4,650,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	4,604,825
5,150,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	4,847,849
3,450,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	3,217,021
425,000	CHS/Community Health Systems, Inc., 1st Lien, 144A, 8.000%, 12/15/2027	451,435
8,100,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	7,969,428
3,400,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	3,544,789
1,350,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	1,274,906
2,100,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	2,109,303
7,400,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	7,355,896
3,600,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	3,484,202
2,200,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,291,839
3,325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	3,494,575
1,650,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,707,560
5,100,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	5,195,217
925,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	957,468
4,425,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	4,189,977
6,450,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	6,754,375
3,125,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	3,021,422
3,800,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	3,519,845
13,300,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	12,381,635
1,725,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	1,657,190
11,325,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	10,246,747
4,250,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	3,821,409
1,125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	1,080,067
700,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	687,684
1,750,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,760,500
3,750,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	3,853,875
1,194,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,200,860
11,275,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	11,470,678
1,625,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,675,659
	TOTAL	131,104,740
	Health Insurance—0.6%
2,850,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	2,541,117
675,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	636,323
4,275,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	4,295,434
4,100,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	4,140,344
	TOTAL	11,613,218
	Independent Energy—4.9%
1,625,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,661,985
1,210,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	1,310,267

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 829,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	$ 914,988
2,300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	2,277,046
225,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	231,118
1,400,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,472,177
949,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,301,126
2,550,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,520,751
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	2,477,391
300,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	291,608
4,975,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	5,009,875
3,175,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	63,500
7,025,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	7,255,982
6,025,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	6,147,307
500,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	517,438
2,675,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	2,779,713
675,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	697,660
1,600,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	1,530,408
3,150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	2,983,318
2,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	1,884,160
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	407,023
2,700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,871,801
2,900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	3,267,009
2,675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	3,147,405
5,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	6,117,094
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	561,788
2,075,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	2,332,507
338,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	342,541
3,450,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	3,502,699
1,575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,596,839
524,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	528,454
2,775,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	3,045,063
850,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	845,495
3,075,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	3,082,933
3,500,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,500,227
2,250,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	2,316,690
650,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	650,094
975,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	992,219
1,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,139,355
2,900,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	3,186,302
3,950,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	4,093,424
		TOTAL	90,854,780
		Industrial - Other—1.3%
750,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	692,175
13,250,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	11,910,226
5,100,000		Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	4,889,574
5,529,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	5,491,486
1,650,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,633,879
		TOTAL	24,617,340
		Insurance - P&C—5.7%
11,025,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	10,598,333
6,695,489		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	7,130,696

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 6,850,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	$ 6,317,926
7,950,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	7,909,892
12,950,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	12,102,423
750,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	759,630
9,675,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	9,257,959
19,825,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	20,079,156
17,400,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	16,639,098
1,100,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,040,875
13,500,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	13,567,365
	TOTAL	105,403,353
	Leisure—0.6%
6,375,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	6,093,225
4,950,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,950,198
	TOTAL	11,043,423
	Lodging—0.2%
1,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	909,185
1,225,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	1,152,266
2,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,071,900
	TOTAL	4,133,351
	Media Entertainment—8.2%
5,825,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	5,476,840
3,700,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	3,461,757
5,089,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	5,095,972
1,875,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	728,888
5,925,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,235,066
3,050,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	2,920,375
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,528,963
1,525,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	1,418,402
4,350,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	4,460,925
450,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	463,106
1,875,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,794,478
1,350,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	1,337,202
12,886,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	13,340,380
225,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	214,513
2,700,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	2,683,084
3,075,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	2,755,200
2,775,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	2,606,072
1,550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	1,504,244
750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	747,709
11,950,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	11,289,165
1,100,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	1,107,337
5,075,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	4,921,989
6,800,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	6,891,460
1,825,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	1,826,761
1,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	1,764,525
7,425,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	7,451,322
2,575,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,428,560
1,350,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	1,387,091
4,275,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	4,004,050
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	1,209,696

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 4,575,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	$ 4,386,876
3,150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	3,156,930
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	647,788
1,000,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	909,605
4,025,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	3,491,204
6,950,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	6,784,138
2,200,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	2,191,442
6,875,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	6,901,269
11,025,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	11,231,388
4,175,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	3,979,610
6,150,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	6,182,503
1,350,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,288,609
2,825,000	WMG Acquisition Corp., Sr. Unsecd. Note, 144A, 3.000%, 2/15/2031	2,532,528
	TOTAL	151,739,022
	Metals & Mining—0.7%
2,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	2,124,931
3,475,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	3,443,343
5,650,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	4,916,065
2,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,519,494
	TOTAL	13,003,833
	Midstream—6.5%
2,150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	2,154,053
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,347,901
3,200,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	3,196,064
7,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	8,109,159
7,700,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	7,876,984
2,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	2,546,765
4,150,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	4,029,422
4,600,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	4,628,451
5,925,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	5,555,280
5,625,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	5,395,556
2,925,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,740,857
6,350,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	5,946,838
2,625,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,745,999
826,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	833,459
3,300,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	3,318,777
2,425,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	2,344,648
1,750,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	1,787,975
1,325,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	1,252,523
2,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,302,990
3,225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,065,749
3,100,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	3,313,125
3,200,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	3,308,224
4,425,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	4,491,840
4,225,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	3,966,641
3,225,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	2,640,517
2,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,334,523
5,125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	5,288,616
1,925,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	2,028,565
5,725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	5,952,798

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	$ 1,835,070
1,325,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	1,353,984
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,924,237
6,550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	6,496,847
2,825,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	2,869,861
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	568,848
1,375,000	Western Midstream Operating LP, Sr. Unsecd. Note, 4.550%, 2/1/2030	1,370,662
	TOTAL	120,923,808
	Oil Field Services—1.9%
7,150,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	7,060,625
3,675,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,720,607
3,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	3,105,177
2,550,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	2,491,477
525,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	546,231
1,775,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	1,803,782
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,629,487
2,125,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,751,096
5,050,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	5,077,194
6,366,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	6,433,989
	TOTAL	34,619,665
	Packaging—5.0%
8,158,496	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	7,474,732
5,675,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	5,120,552
10,075,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	9,324,463
2,775,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,568,276
2,650,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	2,379,700
1,075,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,072,192
4,575,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	4,539,773
475,000	Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/2029	480,938
14,100,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	13,289,250
6,325,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	6,351,777
10,700,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	11,085,949
3,775,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	3,514,582
5,125,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	5,115,826
1,647,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,633,091
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	4,987,986
3,650,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	3,672,776
10,250,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	10,215,662
	TOTAL	92,827,525
	Paper—0.6%
2,625,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,442,746
4,125,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	4,177,326
3,625,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	3,341,869
550,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	504,317
	TOTAL	10,466,258
	Pharmaceuticals—3.8%
2,625,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	2,605,129
1,450,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,431,440
725,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	730,470
1,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	907,825

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 3,800,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	$ 2,964,874
4,900,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	3,857,010
2,650,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	2,066,205
7,784,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	7,856,975
11,100,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	9,119,815
1,550,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,324,940
1,525,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,522,408
2,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	2,877,952
750,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	768,923
2,150,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	1,966,250
3,650,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	2,075,937
4,550,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	4,288,853
3,650,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	3,540,847
7,125,000	[1,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	3,517,862
9,150,000	[1,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	4,499,375
6,225,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	6,015,529
5,875,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	5,438,047
		TOTAL	69,376,666
		Restaurant—1.4%
1,475,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	1,418,603
750,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	693,525
17,225,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	15,560,893
4,775,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	4,626,951
1,375,000		Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	1,380,156
1,425,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,400,063
		TOTAL	25,080,191
		Retailers—0.7%
3,575,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	3,664,375
1,450,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,352,096
2,225,000		Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	2,071,297
1,475,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,317,138
2,400,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	2,095,320
1,450,000		Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	1,328,396
975,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	1,005,868
350,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	355,607
		TOTAL	13,190,097
		Supermarkets—0.3%
5,625,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	5,083,313
900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	898,605
		TOTAL	5,981,918
		Technology—8.3%
2,375,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	2,416,562
5,600,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	5,313,672
1,975,000		Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	2,039,099
5,000,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	4,973,875
4,425,000		Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	4,208,485
1,075,000		Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,026,819
7,300,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	6,883,206
2,975,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,956,287
3,850,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	3,833,002

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,450,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	$ 1,364,588
5,800,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	5,401,134
1,875,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	1,818,600
1,275,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	1,271,685
5,300,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	5,028,375
5,525,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	5,093,525
4,800,000	II-VI, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	4,698,840
9,025,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	8,440,451
11,625,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	11,167,266
14,400,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	13,987,872
1,925,000	NCR Corp., 144A, 5.125%, 4/15/2029	1,852,899
2,550,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	2,421,684
975,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	976,297
4,275,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	4,295,178
1,325,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	1,259,015
3,500,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	3,138,450
8,225,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	7,151,720
9,200,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	8,366,986
4,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	3,778,194
2,400,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	2,138,808
1,250,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	1,192,138
775,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	718,080
7,100,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	7,162,125
4,700,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	4,357,205
3,000,000	Twitter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2030	2,990,085
6,575,000	Veritas US, Inc./Veritas Bermuda Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	6,245,592
1,800,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,691,482
1,325,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,295,400
	TOTAL	152,954,681
	Transportation Services—0.6%
4,225,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,242,555
6,775,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	6,674,052
	TOTAL	10,916,607
	Utility - Electric—2.3%
299,000	Calpine Corp., 144A, 5.250%, 6/1/2026	300,887
2,900,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	2,600,938
975,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	898,740
2,600,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,370,433
3,875,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	3,698,358
8,775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	9,036,451
1,081,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,115,365
925,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	823,902
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	881,045
6,675,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	5,887,250
2,975,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	2,907,765
4,300,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	4,290,863
3,600,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,623,580
4,325,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	4,326,297
	TOTAL	42,761,874

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—0.7%
$ 1,150,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	$ 1,234,870
1,200,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,309,434
3,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	3,158,750
2,975,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	2,806,615
4,850,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	4,619,625
		TOTAL	13,129,294
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,912,606,827)	1,820,770,159
		COMMON STOCKS—0.6%
		Cable Satellite—0.1%
51,906	[2,3]	Intelsat Emergence S.A.	1,544,204
7,064	[2,3]	Intelsat Jackson Holdings S.A.	0
		TOTAL	1,544,204
		Independent Energy—0.0%
3,150	[2,3]	Ultra Resources, Inc.	0
		Media Entertainment—0.1%
67,010	[3]	iHeartMedia, Inc.	1,268,499
		Oil Field Services—0.4%
140,672	[2,3]	Superior Energy Services, Inc.	7,174,272
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,692,206)	9,986,975
		FLOATING RATE LOAN—0.1%
		Independent Energy—0.1%
$ 1,976,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025 (IDENTIFIED COST $1,976,000)	2,119,260
		WARRANT—0.0%
		Independent Energy—0.0%
6,178	[3]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026 (IDENTIFIED COST $580,527)	367,838
		INVESTMENT COMPANY—1.0%
18,150,842		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.34%[5] (IDENTIFIED COST $18,146,638)	18,143,582
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,944,002,198)	1,851,387,814
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(1,598,671)
		TOTAL NET ASSETS—100%	$1,849,789,143
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2021	$15,264,347
Purchases at Cost	$210,815,885
Proceeds from Sales	$(207,922,110)
Change in Unrealized Appreciation/Depreciation	$2,050
Net Realized Gain/(Loss)	$(16,590)
Value as of 3/31/2022	$18,143,582
Shares Held as of 3/31/2022	18,150,842
Dividend Income	$9,797

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	Non-income-producing security.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,820,770,159	$0	$1,820,770,159
Floating Rate Loan	—	2,119,260	—	2,119,260
Warrant	367,838	—	—	367,838
Equity Securities:
Common Stocks
Domestic	1,268,499	—	7,174,272	8,442,771
International	—	—	1,544,204	1,544,204
Investment Company	18,143,582	—	—	18,143,582
TOTAL SECURITIES	$19,779,919	$1,822,889,419	$8,718,476	$1,851,387,814

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind